OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Operating Lease Right-of-use Rou Assets And Operating Lease Liabilities
OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

NOTE 14 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

In December 2018, the Company entered into a lease agreement for the lease of office and warehouse space and parking spaces under a non-cancelable operating lease through December 2023. From the lease commencement date until the last day of the second lease year, monthly rent will be $14,000. At the beginning of the 30th month following the commencement date and through the end of the term, minimum rent will be $14,420 per month. In January 2019, the Company paid a security deposit of $28,000. During 2021, this security deposit was applied against rent due.

In July 2019, the Company entered into a 4.5-year lease agreement for the lease of office and warehouse space and parking spaces under a non-cancelable operating lease through February 2024. From the lease commencement date until the last day of the second lease year, monthly rent will be $10,000. At the beginning of the 25th month following the commencement date and through the end of the term, minimum rent will be $10,500 per month. In July 2019, the Company paid a security deposit of $20,000. During 2021, this security deposit was applied against rent due.

In July 2019, the Company entered into a five-year lease agreement for the lease of office and warehouse space and parking spaces under a non-cancelable operating lease through August 2024. During the first year on the lease term, the base monthly rent will be $18,000 and will increase by 3% each lease year. Additionally, the Company will pay its portion of operating expenses. As of December 31, 2019, the Company paid a security deposit of $18,000. During 2021, this security deposit was applied against rent due.

Due to a reduction in the Company’s revenues and the loss of its Amazon revenues, during the second and third quarter of 2021, the Company abandoned the above properties. Accordingly, during the year ended December 31, 2021, the Company wrote the remaining balance of these right of use assets and recorded a loss on lease abandonment of $1,223,628. As of and December 31, 2020, the remaining lease liabilities related to these abandoned properties of $1,483,460 have been included in liabilities subject to assignment for benefit of creditors on the accompanying consolidated balance sheets (see Note 10). As of December 31, 2020, the remaining right of use assets aggregating totaling $1,445,274 have been included in assets subject to assignment for benefit of creditors on the accompanying consolidated balance sheets (see Note 10).

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less.

During the year ended December 31, 2021 and 2020, in connection with these operating leases, other miscellaneous rental payments and common area maintenance costs, the Company recorded rent expense of $599,820 and $651,806, respectively, which is expensed during the period and included in operating expenses on the accompanying consolidated statements of operations.

Cougar Express’s lease of the Valley Stream, New York facility from which it conducts business expired on December 31, 2021. Cougar Express is holding over in the facility while it attempts to negotiate a lease renewal with its landlord. The holdover rent is 200% of the base rental rate Cougar Express paid in 2021. Alternatively, Cougar Express is exploring options to move its operations to another facility. The Company expects that, whether Cougar Express renegotiates with its existing landlord or finds new space, it will pay materially higher rent in 2022 and future years.

During the years ended December 31, 2021 and 2020, the Company recognized sublease income of $194,823 and $376,750 which is included in other income on the accompanying consolidated statement of operations, respectively.

The significant assumption used to determine the present value of the lease liability was a discount rate of 10% to 12% which was based on the Company’s estimated incremental borrowing rate.

On and December 31, 2021 and 2020, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2021	December 31, 2020
Office leases and truck right of use assets	$-	$-
Less: accumulated amortization into rent expense or cost of sales	-	-
Balance of ROU assets as of end of period	$-	$-

On December 31, 2021 and 2020, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2021	December 31, 2020
Lease liabilities related to office and truck leases right of use assets	$-	$-
Less: current portion of lease liabilities	-	-
Lease liabilities – long-term	$-	$-